DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS	12 Months Ended
Sep. 30, 2024
Mars Acquisition Corporation
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

NOTE 1 — DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Mars Acquisition Corp. (the “Company”) is a Cayman Islands exempted company incorporated as a blank check company on April 23, 2021. The Company was incorporated for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses that the Company has not yet identified (“Business Combination”). Although the Company is not limited to a particular industry or geographic region for purposes of consummating a Business Combination, the Company intends to focus on opportunities in cryptocurrency and blockchain, automobiles, healthcare, financial technology, cyber security, cleantech, software, Internet and artificial intelligence, specialty manufacturing and any other related technology innovations market. On September 5, 2023, a Business Combination Agreement was entered into by the Company and ScanTech Identification Beam Systems, LLC (“ScanTech”), among others (see Note 6).

At September 30, 2024, the Company had not yet commenced operations. All activity through September 30, 2024 relates to the Company’s formation and initial public offering (the “Initial Public Offering” or “IPO”), which is described below. The Company will not generate any operating revenues until after the completion of an initial Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income from the proceeds derived from the Initial Public Offering. The Company has selected September 30 as its fiscal year end date.

The registration statement for the Company’s Initial Public Offering was declared effective on February 9, 2023. On February 16, 2023, the Company consummated its Initial Public Offering of 6,900,000 units (“Units” and, with respect to the ordinary shares included in the Units being offered, the “Public Shares”) at $10.00 per Unit, including 900,000 Units that were issued pursuant to the underwriters’ full exercise of their over-allotment option, generating gross proceeds of $69,000,000.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the private placement (“Private Placement”) of 391,000 Units at a price of $10.00 per Unit to the Company’s sponsor, Mars Capital Holding Corporation, a British Virgin Islands company (“Sponsor”), generating gross proceeds of $3,910,000 (see Note 4).

Offering costs amounted to $4,398,891 consisting of $1,430,000 of cash underwriting fees, non-cash underwriting fees of $2,724,927 represented by the fair value of 276,000 representative shares issued to the underwriter (see Note 6), and $243,964 of other offering costs.

Upon the closing of the Initial Public Offering and Private Placement, $70,380,000 of the net proceeds of the sale of the Units in the Initial Public Offering and the Private Placement was placed in a trust account (the “Trust Account”) and may be invested by the trustee only in U.S. government treasury bills with a maturity of 185 days or less or in money market funds investing solely in U.S. Treasuries and meeting certain conditions under Rule 2a-7 under the Investment Company Act, and will not be released from the Trust Account until the earlier of: (i) the completion of a Business Combination or (ii) the distribution of the Trust Account.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of its Initial Public Offering and Private Placement Units, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. The Company’s initial Business Combination must be with one or more operating businesses or assets with a fair market value equal to at least 80% of the net assets held in the Trust Account (excluding taxes payable on interest earned in the trust account) at the time the Company signs a definitive agreement in connection with the initial Business Combination. However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act 1940, as amended, or the Investment Company Act.

The Company will provide holders of its Public Shares (the “Public Shareholders”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a shareholder meeting (the “Extraordinary General Meeting”) called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The Public Shareholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account.

The Company held the Extraordinary General Meeting on December 12, 2024. At the Extraordinary General Meeting, the Company’s shareholders considered and adopted, among other matters, the Business Combination Agreement, including approval of the Business Combination and other transactions contemplated by the Business Combination Agreement and related agreements described in the definitive proxy statement/prospectus/consent solicitation. In connection with the Extraordinary General Meeting, certain shareholders of the Company exercised their right to redeem 1,434,626 Ordinary Shares for cash at a price of $11.15 per share, resulting in an aggregate cash payment of approximately $16 million. For more information, see Note 9 – Subsequent Events.

If a shareholder vote is not required and the Company does not decide to hold a shareholder vote for business or other legal reasons, the Company will, pursuant to its amended and restated memorandum and articles of association:

●	conduct the redemptions pursuant to Rule 13e-4 and Regulation 14E of the Exchange Act, which regulate issuer tender offers; and
●	file tender offer documents with the SEC prior to completing the Company’s initial Business Combination which contain substantially the same financial and other information about the initial Business Combination and the redemption rights as is required under Regulation 14A of the Exchange Act, which regulates the solicitation of proxies.

Such provisions may be amended if a special resolution passed by holders of at least two-thirds of the Company’s issued and outstanding ordinary shares who, being entitled to do so, attend and vote at a general meeting for which notice specifying the intention to propose the resolution as a special resolution has been given or by way of unanimous written resolution of all of the Company’s shareholders. Whether or not the Company maintains its registration under the Exchange Act or the Company’s listing on Nasdaq, the Company will provide its Public Shareholders with the opportunity to redeem their Public Shares by one of the two methods listed above. Upon the public announcement of the Company’s initial Business Combination, if the Company elects to conduct redemptions pursuant to the tender offer rules, the Company or the Company’s Sponsor will terminate any plan established in accordance with Rule 10b5-1 to purchase the Company’s ordinary shares in the open market, in order to comply with Rule 14e-5 under the Exchange Act.

In the event the Company conducts redemptions pursuant to the tender offer rules, the Company’s offer to redeem will remain open for at least 20 business days, in accordance with Rule 14e-1(a) under the Exchange Act, and the Company will not be permitted to complete its initial Business Combination until the expiration of the tender offer period. In addition, the tender offer will be conditioned on Public Shareholders not tendering more than a specified number of Public Shares, which number will be based on the requirement that the Company will only redeem its Public Shares so long as (after such redemption) the Company’s net tangible assets will be at least $5,000,001 either immediately prior to or upon consummation of the Company’s initial Business Combination and after payment of underwriters’ fees and commissions (so that the Company is not subject to the SEC’s “penny stock” rules) or any greater net tangible asset or cash requirement which may be contained in the agreement relating to the Company’s initial Business Combination. If the Public Shareholders tender more shares than the Company has offered to purchase, the Company will withdraw the tender offer and not complete the initial Business Combination.

If, however, shareholder approval of the transaction is required by law or stock exchange listing requirements, or the Company decides to obtain shareholder approval for business or other legal reasons, the Company will conduct the redemptions in conjunction with a proxy solicitation pursuant to Regulation 14A of the Exchange Act, which regulates the solicitation of proxies, and not pursuant to the tender offer rules; and file proxy materials with the SEC.

Notwithstanding the foregoing, if the Company seeks shareholder approval of the Business Combination and the Company does not conduct redemptions pursuant to the tender offer rules, a Public Shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 15% of the Public Shares without the Company’s prior written consent.

The Company initially had until 12 months from the closing of the Initial Public Offering to consummate an initial Business Combination. However, if the Company anticipated that it may not be able to consummate the initial Business Combination within 12 months, it could extend the period of time to consummate a Business Combination by two additional 3-month periods (for a total of up to 18 months) without submitting proposed extensions to its shareholders for approval or offering its public shareholders redemption rights in connection therewith. In connection with the extraordinary general meeting of shareholders held on January 30, 2024, the Company’s memorandum and articles of association were amended to allow for the Company to have 21 months from the closing of this offering (or 27 months from the closing of this offering, if the Company extends the period of time to consummate a Business Combination) to complete its initial Business Combination. On October 30, 2024, the Board of Directors of the Company voted to extend the date by which the Company must complete the Business Combination to February 16, 2025. For more information, see Note 9 – Subsequent Events.

If the Company is unable to complete its initial Business Combination within such period, the Company will: (i) cease all operations except for the purpose of winding up; (ii) as promptly as reasonably possible, but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to us to pay the Company’s income taxes (less up to $50,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish Public Shareholders’ rights as shareholders (including the right to receive further liquidating distributions, if any), subject to applicable law; and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining shareholders and its board of directors, dissolve and liquidate, subject in each case to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law.

The Company’s Sponsor, officers and directors have entered into a letter agreement with the Company, pursuant to which they have agreed to waive their redemption rights with respect to any founder shares and any Public Shares held by them in connection with the completion of the Company’s initial Business Combination. In addition, the Company’s initial shareholders have agreed to waive their rights to liquidating distributions from the Trust Account with respect to any founder shares held by them if the Company fails to complete its initial Business Combination within the prescribed time frame. However, if the Company’s Sponsor or any of its officers, directors or affiliates acquires Public Shares in or after this offering, they will be entitled to liquidating distributions from the Trust Account with respect to such Public Shares if the Company fails to complete its initial Business Combination within the prescribed time frame. On January 2, 2025, the Company completed the Business Combination. For more information, see Note 9 – Subsequent Events.

Liquidity and management’s plan

In connection with the Company’s assessment of going concern considerations in accordance with Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management believes that the funds which the Company has available as of the issuance date of these financial statements may not be enough to sustain operations for a period of one year from the issuance date of these financial statements. On January 2, 2025, the Company completed its Business Combination with ScanTech Identification Beam Systems, LLC, with the continuing entity being ScanTech AI Systems, Inc. On the same day, the Company terminated its securities registration in accordance with the consummation of the Business Combination. ScanTech AI Systems, Inc. and its subsidiaries after the Business Combination have not historically generated positive cash flows from operations. As a result, there remains substantial doubt about the entity’s ability to continue as a going concern within one year after the date that the financial statement are issued or are available to be issued. The financial statements do not include any adjustments that might result from the outcome of the uncertainty.